SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 9:-      SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS

a.
The Company reports its results on the basis of two reportable business segments: software services (which include proprietary and none proprietary software technology) and IT professional services, each of which is comprised of two reporting units. The entities included in the Company's IT professional services business segment are Coretech Consulting Group LLC, Fusion Solutions LLC and Xsell Resources Inc which are considered as one reporting unit and Comm-IT Software, Comm-IT Technology Solutions and Comm-IT Embedded, which is a separate reporting unit. The reporting unit of the proprietary and none proprietary software technology segment is comprised of Complete Business Solutions Ltd., Complete Information Technology and all of the Company's other subsidiaries in each of the respective years.

The Company evaluates segment performance based on revenues and operating income of each segment. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies. This data is presented in accordance with ASC 280, "Segment Reporting."

Headquarters' general and administrative costs have not been allocated between the different segments.

Software services

The Company develops markets, sells and supports a proprietary and none proprietary application platform, software applications, business and process integration solutions and related services.

IT professional services

The Company offers advanced and flexible IT services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, communications services and solutions, as well as supplemental staffing services.

There are no significant transactions between the two segments.

b.	The following is information about reported segment results of operation:

	Six months ended June 30, 2013
	(Unaudited)
	Software services	IT professional services	Unallocated expense	Total

Total revenues	$32,446	$35,724	$-	$68,170
Expenses	25,553	31,898	2,011	59,462

Segment operating income (loss)	$6,893	$3,826	$(2,011)	$8,708

Depreciation and amortization	$2,970	$772	$136	$3,878

	Six months ended June 30, 2012
	(Unaudited)
	Software services	IT professional services	Unallocated expense	Total

Total revenues	$32,490	$25,582	$-	$58,072
Expenses	24,557	23,405	2,082	50,044

Segment operating income (loss)	$7,933	$2,177	$(2,082)	$8,028

Depreciation and amortization	$2,698	$404	$171	$3,273

c.
The Company's business is divided into the following geographic areas: Israel, Europe, the United States, Japan and other regions. Total revenues are attributed to geographic areas based on the location of the customers.

The following table presents total revenues classified according to geographical destination for the six months ended June 30, 2012 and 2013:

	Six months ended June 30,
	2013	2012
	Unaudited

Israel	$10,886	$4,582
Europe	14,852	15,333
United States	33,058	29,089
Japan	5,897	6,414
Other	3,477	2,654

	$68,170	$58,072

d.	The Company's long-lived assets are located as follows:

	June 30, 2013	December 31, 2012
	Unaudited

Israel	$55,108	$48,452
Europe	2,838	2,171
United States	15,132	15,459
Japan	5,455	6,164
Other	3,554	3,657

	$82,087	$75,903

e.	The Company does not allocate its assets to its reportable segments; accordingly, asset information by reportable segments is not presented.

f.	In the first six months of 2012 and 2013, the Company had one customer, included in the IT professional services segment, which accounted for 22% and 14% of the group revenues, respectively.